Related Party Transactions and Balances (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)
Mr. Haogang Yang [Member]
Related Party Transactions and Balances [Line Items]
Payroll payables	$ 22,846	¥ 162,644	$ 20,167	¥ 141,520
Reimbursement expenses			30,213	212,023
Qi Fei Shanghai Technology Co., Ltd. [Member]
Related Party Transactions and Balances [Line Items]
Staff advance	140	137,000	19,523	137,000
Mori Enterprise Management (Beijing) Partnership [Member]
Related Party Transactions and Balances [Line Items]
Staff advance	19,244	1,000	$ 142	¥ 1,000
Mr. Chen Chen [Member]
Related Party Transactions and Balances [Line Items]
Petty cash	$ 6,949	¥ 49,464